Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000025422 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025422 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025422 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025422 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025422 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025422 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025422 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025422 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025422 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025422 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000025424 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025424 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025424 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025424 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025424 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025424 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025424 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025424 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025424 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025424 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000202040 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202040 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202040 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202040 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202040 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202040 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202040 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202040 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202040 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202040 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000058957 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058957 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058957 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058957 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058957 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058957 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058957 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058957 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058957 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058957 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000161292 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161292 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161292 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161292 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161292 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161292 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161292 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161292 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161292 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161292 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000025420 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025420 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025420 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025420 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025420 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025420 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025420 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025420 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025420 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025420 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000058958 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058958 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058958 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058958 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058958 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058958 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058958 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000058958 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058958 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058958 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000025421 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025421 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025421 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025421 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025421 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025421 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025421 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025421 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025421 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025421 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000037818 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037818 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000037818 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000037818 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037818 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000037818 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037818 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037818 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037818 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037818 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037819 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037819 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000037819 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000037819 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037819 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000037819 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037819 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037819 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037819 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037819 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202041 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202041 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000202041 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000202041 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000202041 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000202041 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202041 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202041 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202041 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202041 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058984 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058984 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000058984 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000058984 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000058984 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000058984 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058984 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058984 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058984 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000058984 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161293 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161293 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000161293 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000161293 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000161293 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161293 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161293 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161293 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161293 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161293 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037820 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037820 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000037820 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000037820 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037820 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000037820 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037820 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037820 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037820 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037820 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058985 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058985 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000058985 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000058985 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000058985 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000058985 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058985 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058985 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058985 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000058985 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000041010 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041010 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000041010 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000041010 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000041010 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000041010 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000041010 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000041010 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041010 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041010 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025406 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000025406 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025406 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025406 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025406 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025406 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025406 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000025406 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025406 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025406 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025408 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000025408 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025408 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025408 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025408 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025408 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025408 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000025408 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025408 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025408 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202037 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000202037 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000202037 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202037 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202037 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202037 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202037 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000202037 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202037 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202037 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058955 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000058955 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000058955 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058955 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000058955 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000058955 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058955 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000058955 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058955 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058955 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161289 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000161289 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000161289 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161289 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161289 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161289 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161289 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000161289 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161289 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161289 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025404 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000025404 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025404 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025404 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025404 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025404 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025404 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000025404 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025404 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025404 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058956 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000058956 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000058956 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058956 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000058956 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000058956 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058956 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000058956 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058956 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058956 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025405 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000025405 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025405 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025405 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025405 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025405 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025405 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000025405 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025405 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025405 | SectorFood & Drug Retailing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025382 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025382 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025382 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025382 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025382 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025382 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025382 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000025382 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025382 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025382 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037783 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037783 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037783 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000037783 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037783 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037783 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037783 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000037783 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000037783 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000037783 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202032 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202032 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202032 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000202032 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202032 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202032 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202032 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000202032 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202032 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202032 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161284 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161284 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161284 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161284 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161284 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161284 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161284 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000161284 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161284 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161284 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025381 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025381 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025381 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025381 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025381 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025381 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025381 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000025381 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025381 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025381 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000090759 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000090759 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090759 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000090759 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090759 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090759 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090759 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000090759 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090759 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090759 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025378 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025378 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000025378 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025378 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025378 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025378 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025378 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025378 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025378 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025378 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025379 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025379 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000025379 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025379 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025379 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025379 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025379 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025379 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025379 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025379 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202031 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202031 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000202031 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202031 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000202031 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202031 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202031 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202031 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000202031 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202031 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161283 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161283 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000161283 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161283 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161283 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000161283 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161283 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161283 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000161283 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161283 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025377 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025377 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000025377 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025377 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025377 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025377 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025377 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025377 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025377 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025377 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090758 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090758 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000090758 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000090758 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090758 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000090758 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000090758 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000090758 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090758 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231823 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231823 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000231823 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231823 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000231823 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231823 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231823 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231823 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000231823 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231823 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025416 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000025416 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000025416 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025416 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025416 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025416 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025416 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025416 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025416 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000025416 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025418 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000025418 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000025418 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025418 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025418 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025418 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025418 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025418 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025418 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000025418 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202039 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000202039 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000202039 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000202039 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202039 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202039 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202039 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202039 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202039 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000202039 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161291 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000161291 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000161291 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000161291 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161291 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161291 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161291 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161291 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161291 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000161291 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025414 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000025414 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000025414 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025414 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025414 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025414 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025414 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025414 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025414 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000025414 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090762 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000090762 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000090762 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000090762 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000090762 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090762 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000090762 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090762 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090762 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000090762 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025415 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000025415 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000025415 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025415 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025415 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025415 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025415 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025415 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025415 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000025415 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025396 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025396 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025396 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025396 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025396 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000025396 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025396 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025396 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025396 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025398 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025398 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025398 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025398 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025398 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000025398 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025398 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025398 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025398 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202035 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000202035 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202035 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202035 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202035 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000202035 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202035 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000202035 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000202035 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058953 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000058953 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058953 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058953 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058953 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000058953 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058953 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058953 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000058953 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161287 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000161287 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161287 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161287 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161287 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000161287 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161287 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161287 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000161287 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025394 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025394 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025394 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025394 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025394 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000025394 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025394 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025394 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025394 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058954 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000058954 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058954 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058954 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058954 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000058954 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058954 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058954 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000058954 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025395 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025395 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025395 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025395 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025395 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000025395 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025395 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025395 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025395 | SectorMunicipal Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090159 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090159 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090159 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090159 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090159 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090159 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090159 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090159 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090159 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090159 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090160 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090160 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090160 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090160 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090160 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090160 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090160 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090160 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090160 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090160 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202045 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202045 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202045 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202045 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000202045 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202045 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202045 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202045 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202045 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202045 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090163 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090163 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090163 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090163 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090163 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090163 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090163 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090163 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090163 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090163 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195494 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195494 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195494 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195494 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000195494 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195494 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195494 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195494 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195494 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195494 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090161 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090161 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090161 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090161 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090161 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090161 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090161 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090161 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090161 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090161 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090162 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090162 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090162 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090162 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090162 | SectorTechnology - Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090162 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090162 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090162 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090162 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090162 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215837 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215837 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215837 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215837 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215837 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215837 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215837 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215837 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215837 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215837 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215839 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215839 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215839 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215839 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215839 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215839 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215839 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215839 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215839 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215839 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215834 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215834 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215834 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215834 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215834 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215834 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215834 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215834 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215834 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215834 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215835 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215835 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215835 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215835 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215835 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215835 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215835 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215835 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215835 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215835 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215838 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215838 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215838 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215838 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215838 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215838 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215838 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215838 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215838 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215838 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215840 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215840 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215840 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215840 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000215840 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215840 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215840 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215840 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215840 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215840 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000051524 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051524 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000051525 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051525 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000202042 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202042 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000059010 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059010 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000161294 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161294 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000051526 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051526 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000059011 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059011 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000025412 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025412 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025412 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025412 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000025412 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000025412 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025412 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025412 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025412 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025412 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202038 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202038 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202038 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202038 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000202038 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000202038 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202038 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202038 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202038 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202038 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161290 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161290 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161290 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161290 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000161290 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000161290 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161290 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161290 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161290 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161290 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025410 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025410 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025410 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025410 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000025410 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000025410 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025410 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025410 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025410 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025410 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090761 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090761 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090761 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000090761 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000090761 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000090761 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000090761 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000090761 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090761 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090761 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025411 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025411 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025411 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025411 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000025411 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000025411 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025411 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025411 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025411 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025411 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000056392 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056392 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000056392 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056392 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000056392 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000056392 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056392 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000056392 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000056392 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056392 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056393 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056393 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000056393 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056393 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000056393 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000056393 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056393 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000056393 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000056393 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056393 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202043 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202043 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202043 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202043 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000202043 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000202043 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202043 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202043 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202043 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202043 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195493 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195493 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000195493 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195493 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000195493 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000195493 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195493 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195493 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000195493 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195493 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056394 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056394 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000056394 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056394 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000056394 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000056394 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056394 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000056394 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000056394 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056394 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090763 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000090763 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090763 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090763 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000090763 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000090763 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090763 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000090763 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000090763 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090763 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133721 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133721 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133721 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133721 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133721 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133721 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133721 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133721 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000133721 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133721 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133722 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133722 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133722 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133722 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133722 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133722 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133722 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133722 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000133722 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133722 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202048 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000202048 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202048 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202048 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202048 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202048 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202048 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202048 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000202048 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202048 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195497 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195497 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195497 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195497 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195497 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195497 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195497 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195497 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000195497 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195497 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133723 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133723 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133723 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133723 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133723 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133723 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133723 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133723 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000133723 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133723 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133724 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133724 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133724 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133724 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000133724 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133724 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133724 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133724 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000133724 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133724 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110983 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110983 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000110983 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110983 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110983 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110983 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110983 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110983 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110983 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110983 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110984 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110984 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000110984 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110984 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110984 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110984 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110984 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110984 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110984 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110984 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202046 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202046 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000202046 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202046 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000202046 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000202046 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202046 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202046 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202046 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202046 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110987 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110987 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000110987 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110987 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110987 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110987 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110987 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110987 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110987 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110987 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161296 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161296 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000161296 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000161296 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000161296 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000161296 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161296 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161296 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161296 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161296 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110985 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110985 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000110985 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110985 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110985 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110985 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110985 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110985 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110985 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110985 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110986 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110986 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000110986 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110986 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110986 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110986 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110986 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110986 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110986 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110986 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025390 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025390 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025390 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000025390 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025392 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025392 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025392 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000025392 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000202034 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000202034 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202034 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000202034 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161286 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000161286 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161286 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000161286 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025388 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025388 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025388 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000025388 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000058952 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000058952 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058952 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000058952 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000025389 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025389 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025389 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000025389 | SectorAgency Debentures
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174582 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174582 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174582 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000174582 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174582 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174582 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174582 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000174582 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000174582 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174582 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202005 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202005 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000202005 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000202005 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202005 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202005 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202005 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000202005 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202005 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202005 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195498 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195498 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000195498 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000195498 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195498 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195498 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195498 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000195498 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000195498 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195498 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136680 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000136680 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000136680 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000136680 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136680 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136680 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000136680 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000136680 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000136680 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136680 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204425 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000204425 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204425 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000204425 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000204425 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204425 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000204425 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000204425 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204425 | SectorCredit Card
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000090150 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090150 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090150 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000090150 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000090150 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090150 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090150 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090150 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090150 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090150 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090151 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090151 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090151 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000090151 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000090151 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090151 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090151 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090151 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090151 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090151 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202044 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202044 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202044 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000202044 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000202044 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202044 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202044 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202044 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202044 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000202044 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090154 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090154 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090154 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000090154 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000090154 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090154 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090154 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090154 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090154 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090154 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161295 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161295 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161295 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161295 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000161295 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000161295 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161295 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000161295 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000161295 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161295 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090152 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090152 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090152 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000090152 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000090152 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090152 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090152 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090152 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090152 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090152 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000090153 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090153 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090153 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000090153 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000090153 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000090153 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090153 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090153 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090153 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000090153 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025402 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025402 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000025402 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025402 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025402 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025402 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025402 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000202036 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202036 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000202036 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202036 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202036 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000202036 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202036 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161288 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161288 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000161288 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161288 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161288 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161288 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161288 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025400 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025400 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000025400 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025400 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025400 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025400 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025400 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000090760 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090760 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000090760 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000090760 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000090760 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000090760 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000090760 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025401 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025401 | SectorFederal Agencies
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000025401 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025401 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025401 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025401 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025401 | SectorStudent Loan
Holdings [Line Items]
Percent of Net Asset Value	0.30%